Effective immediately, the following is added after the second paragraph of the sub-section entitled "Principal Investment Strategies" beneath the main heading "Summary of Key Information":

On October 14, 2014, the Board of Trustees of the fund approved modifications to the underlying fund selections and underlying fund target weightings of the fund.  The transition to the revised underlying fund selections and underlying fund allocations will commence in early December 2014, and will be completed by January 1, 2015, although these dates could change based on market conditions and other factors.

As of January 1, 2015, the fund’s target allocation among asset classes and the underlying funds is expected to be:

Bond Funds:	37%
MFS Emerging Markets Debt Local Currency Fund	2%
MFS Emerging Markets Debt Fund	3%
MFS Global Bond Fund	5%
MFS Government Securities Fund	9%
MFS High Income Fund	5%
MFS Inflation-Adjusted Bond Fund	7%
MFS Research Bond Fund	7%
International Stock Funds:	14%
MFS Emerging Markets Equity Fund	0%*
MFS International Growth Fund	3%
MFS International New Discovery Fund	1%
MFS International Value Fund	3%
MFS Research International Fund	6%
U.S. Stock Funds:	43%
MFS Growth Fund	9%
MFS Mid Cap Growth Fund	7%
MFS Mid Cap Value Fund	7%
MFS New Discovery Fund	2%
MFS New Discovery Value Fund	2%
MFS Research Fund	8%
MFS Value Fund	9%
Specialty Funds:	6%
MFS Absolute Return Fund	1%
MFS Commodity Strategy Fund	3%
MFS Global Real Estate Fund	2%
All percentages are rounded to the nearest percent. As a result, the sum of the target underlying fund allocations in each asset class may not equal the target asset class allocations for such asset class, and the target asset class and underlying fund allocations presented in the table may not total 100%.
* Less than 0.5%

Effective immediately, following is added after the fifth paragraph in the sub-section entitled "Principal Investment Strategies" beneath the main heading "Investment Objective, Strategies, and Risks":

On October 14, 2014, the Board of Trustees of the fund approved modifications to the underlying fund selections and underlying fund target weightings of the fund.  The transition to the revised underlying fund selections and underlying fund allocations will commence in early December, 2014, and will be completed by January 1, 2015, although these dates could change based on market conditions and other factors.

As of January 1, 2015, the fund’s target allocation among asset classes and the underlying funds is expected to be:

Bond Funds:	37%
MFS Emerging Markets Debt Local Currency Fund	2%
MFS Emerging Markets Debt Fund	3%
MFS Global Bond Fund	5%
MFS Government Securities Fund	9%
MFS High Income Fund	5%
MFS Inflation-Adjusted Bond Fund	7%
MFS Research Bond Fund	7%
International Stock Funds:	14%
MFS Emerging Markets Equity Fund	0%*
MFS International Growth Fund	3%
MFS International New Discovery Fund	1%
MFS International Value Fund	3%
MFS Research International Fund	6%
U.S. Stock Funds:	43%
MFS Growth Fund	9%
MFS Mid Cap Growth Fund	7%
MFS Mid Cap Value Fund	7%
MFS New Discovery Fund	2%
MFS New Discovery Value Fund	2%
MFS Research Fund	8%
MFS Value Fund	9%
Specialty Funds:	6%
MFS Absolute Return Fund	1%
MFS Commodity Strategy Fund	3%
MFS Global Real Estate Fund	2%
All percentages are rounded to the nearest percent. As a result, the sum of the target underlying fund allocations in each asset class may not equal the target asset class allocations for such asset class, and the target asset class and underlying fund allocations presented in the table may not total 100%.
* Less than 0.5%

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MFS Lifetime 2025 Fund

Effective December 1, 2014, the the sub-section entitled "MFS Global Bond Fund" beneath the main heading "Appendix A – Description of Underlying Funds" is restated in its entirety as follows:

MFS Global Bond Fund

Investment Objective
The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.

Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in debt instruments of U.S. and foreign issuers, including emerging markets issuers. Debt instruments include corporate bonds, U.S. Government securities, municipal instruments, foreign government securities, inflation-adjusted bonds, and other obligations to repay money borrowed.

While MFS may invest the fund’s assets in debt instruments of any type, MFS generally focuses on debt instruments of issuers located in developed markets.

MFS primarily invests the fund’s assets in investment grade debt instruments, but may also invest in less than investment grade quality debt instruments (lower quality debt instruments).

MFS normally allocates the fund's investments across different countries and regions.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS may invest up to 35% of the fund’s assets in any industry that accounts for more than 20% of the global bond market.

The fund is a non-diversified fund. This means that MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, and swaps.

MFS generally uses a top-down approach to buying and selling investments for the fund. MFS allocates the fund's assets across countries and selects investments primarily based on fundamental economic and financial analysis. Quantitative models that systematically evaluate economic and financial factors may also be considered. MFS may also use a bottom-up investment approach, particularly for corporate debt instruments, selecting investments based on fundamental analysis of individual instruments and their issuers.

Effective December 1, 2014, the following is added beneath the main heading "Appendix A – Description of Underlying Funds":

MFS Emerging Markets Debt Local Currency Fund

Investment Objective
The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation.

Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets (i) in debt instruments of issuers that are tied economically to emerging market countries and denominated in local currencies and (ii) in derivative instruments with similar economic characteristics to these instruments. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe.  MFS may also invest in debt instruments of issuers and derivative instruments that are not tied economically to emerging market countries.

Debt instruments include corporate bonds, U.S. Government securities, foreign government securities, and other obligations to repay money borrowed.

MFS generally focuses on foreign government and government-related debt instruments, but may also invest in corporate debt instruments.

MFS may invest up to 100% of the fund’s assets in less than investment grade quality debt instruments (lower quality debt instruments).

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

The fund is a non-diversified fund. This means that MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, and swaps.

MFS generally uses a top-down approach to buying and selling investments for the fund. MFS allocates the fund's assets across countries and selects investments primarily based on fundamental economic and financial analysis. Quantitative models that systematically evaluate economic and financial factors may also be considered. MFS may also use a bottom-up investment approach, particularly for corporate debt instruments, selecting investments based on fundamental analysis of individual instruments and their issuers.

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